CASH FLOW INFORMATION (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW
Beginning balance	₺ 664,362	₺ 1,098,679	₺ 196,996
Increase in lease liabilities	212,948	302,109	229,531
Acquisition of subsidiary	623
Cash inflows	944,695	3,537,817	3,897,056
Cash outflows	(1,369,183)	(4,019,596)	(3,282,259)
Other non-cash movements	101,195	56,516	83,454	[1]
Monetary gain/(loss)	(268,300)	(311,163)	(26,099)
Ending balance	286,340	664,362	1,098,679
Less: cash and cash equivalents	(5,266,008)	(6,264,371)	(1,324,792)
Net debt / (cash)	(4,979,668)	(5,600,009)	(226,113)
Lease liabilities
CASH FLOW
Beginning balance	347,019	322,021	148,381
Increase in lease liabilities	212,948	302,109	229,531
Acquisition of subsidiary	623
Cash outflows	(200,850)	(153,350)	(140,471)
Other non-cash movements	77,906	39,917	48,202	[1]
Monetary gain/(loss)	(175,279)	(163,678)	36,378
Ending balance	262,367	347,019	322,021
Bank borrowings
CASH FLOW
Beginning balance	317,343	776,658	48,615
Cash inflows	944,695	3,537,817	3,897,056
Cash outflows	(1,168,333)	(3,866,246)	(3,141,788)
Other non-cash movements	23,289	16,599	35,252	[1]
Monetary gain/(loss)	(93,021)	(147,485)	(62,477)
Ending balance	₺ 23,973	₺ 317,343	₺ 776,658

[1]	Other non-cash movements consist of interest accrual and disposals and bank borrowings